FIRST TRUST PORTFOLIOS, L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532

                         March 24, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



     Re:                        FT 1140
            (SEC File No.333-132034)(CIK No. 0001351491)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on March 23, 2006.

                                    Very truly yours,




                                    First Trust Portfolios, L.P.